Income Tax Expenses	12 Months Ended
Mar. 31, 2026
Current tax expense (income) and adjustments for current tax of prior periods [abstract]
Income Tax Expenses
21.
INCOME TAX EXPENSES
i)
Amounts recognized in profit or loss

	Successor	Successor	Successor	Predecessor
	For the year ended March 31, 2026	For the year ended March 31, 2025	For the period June 16, 2023 through March 31, 2024	For the period April 1 through June 15, 2023
	US$’000	US$’000	US$’000	US$’000
Current Tax Expense
Current period	8,301	12,118	7,382	657
(Over)/under provision in respect of prior year	(3,876)	902	133	—

Deferred tax expense
Origination and reversal of temporary difference	92	169	1,198	—
Over provision in respect of prior year	—	—	(1,289)	—
Income tax expenses	4,517	13,189	7,424	657

ii)
Reconciliation of effective tax rate

	Successor		Successor		Predecessor		Predecessor
	For the year ended March 31, 2026		For the year ended March 31, 2025		For the period June 16, 2023 through March 31, 2024		For the period April 1 through June 15, 2023
	%	US$’000%		US$’000%		US$’000%		US$’000
Profit before tax		38,395		60,166		89,512		3,032
Computed tax expense with Singapore statutory tax rate	17.00%	6,527	17.00%	10,228	17.00%	15,218	17.00%	515
Impact of different tax rate in other jurisdiction*	4.99%	1,914	3.67%	2,209	(7.67)%	(6,865)	3.59%	109
Tax effect of unrecognized loss	—	—	—	—	—	—	—	—
Tax adjustment of previous years	(10.10)%	(3,876)	1.50%	902	(1.29)%	(1,156)	—	—
Income not subject to tax	—	—	(0.30)%	(179)	(0.20)%	(181)	—	—
Non-deductible expenses	0.13%	50	0.17%	101	0.52%	468	1.45%	44
Deferred tax assets not recognized	0.01%	5	(0.01)%	(6)	0.02%	17	—	—
Others	(0.27)%	(103)	(0.11)%	(66)	(0.09)%	(77)	(0.36)%	(11)
Income tax expenses	11.76%	4,517	21.92%	13,189	8.29%	7,424	21.68%	657

* The tax effect of the bargain purchase gain of $49.4 million recognized for the successor period from June 16, 2023 through March 31, 2024, which was effectively nil as the gain was taxable at 0% tax rate under the Cayman Islands, is recognized under the “impact of different tax rate in other jurisdictions”.

iii)
Deferred tax assets and liabilities

	Successor	Successor
	As of March 31, 2026	As of March 31, 2025
	US$’000	US$’000
Deferred tax assets
Property, plant and equipment	323	457
Provisions	457	70
Employee benefits	—	526
Inventories	—	416
Lease liabilities	1,187	1,367
Other items	158	102
Deferred tax assets	2,125	2,938

Deferred tax liabilities
Right-of-use assets	1,321	1,526
Revaluation of assets in connection to MBO	1,969	2,484
Other items	206	207
Deferred tax liabilities	3,496	4,217

As of March 31, 2026, and 2025, there were no deferred tax assets recognized from the net operating loss carry forwards.

iv)
Movement in deferred tax balances

	Movement in deferred tax liabilities	Movement in deferred tax assets
	US$’000	US$’000
Successor
Balance at June 16, 2023	4,432	3,237
Recognized in profit or loss	(775)	(603)
Effect of movement in exchange rates	27	(60)
Balance at March 31, 2024	3,684	2,574
Recognized in profit or loss	533	364
Balance at March 31, 2025	4,217	2,938
Recognized in profit or loss	(721)	(813)
Balance at March 31, 2026	3,496	2,125

	Movement in deferred tax liabilities	Movement in deferred tax assets
	US$’000	US$’000
Predecessor
Balance at April 1, 2023 and June 15, 2023	1,251	3,237

v)
Unrecognized deferred taxes

As of March 31, 2026 and 2025, there were no net operating losses carried forward and thus no deferred tax assets are recognized, as investment holding company in Singapore cannot carry forward any unutilized losses to set-off the income of future Years of Assessment.